Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	24,891,593
Proposed Maximum Offering Price per Unit	8.8375
Maximum Aggregate Offering Price	$ 219,979,453.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,379.16
Offering Note	(1) This Registration Statement on Form S-8 (this "Registration Statement") covers shares of common stock, par value $0.0001 per share ("Common Stock"), of Ondas Inc. pursuant to the (i) Ondas Inc. 2026 Inducement Plan and (ii) Ondas Inc.'s restricted stock units inducement awards and stock option inducement awards to 302 new employees. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $8.8375 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the Nasdaq Stock Market on August 4, 2026.